Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2019
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Feb. 28, 2019
Direxion Auspice Broad Commodity Strategy ETF | Direxion Auspice Broad Commodity Strategy ETF
Prospectus:
Trading Symbol	COM
Direxion Russell 1000® Value Over Growth ETF | Direxion Russell 1000(R) Value Over Growth ETF
Prospectus:
Trading Symbol	RWVG
Direxion Russell 1000® Growth Over Value ETF | Direxion Russell 1000(R) Growth Over Value ETF
Prospectus:
Trading Symbol	RWGV
Direxion Russell Large Over Small Cap ETF | Direxion Russell Large Over Small Cap ETF
Prospectus:
Trading Symbol	RWLS
Direxion Russell Small Over Large Cap ETF | Direxion Russell Small Over Large Cap ETF
Prospectus:
Trading Symbol	RWSL
Direxion MSCI USA Cyclicals Over Defensives ETF | Direxion MSCI USA Cyclicals Over Defensives ETF
Prospectus:
Trading Symbol	RWCD
Direxion MSCI USA Defensives Over Cyclicals ETF | Direxion MSCI USA Defensives Over Cyclicals ETF
Prospectus:
Trading Symbol	RWDC
Direxion MSCI Emerging Over Developed Markets ETF | Direxion MSCI Emerging Over Developed Markets ETF
Prospectus:
Trading Symbol	RWED
Direxion MSCI Developed Over Emerging Markets ETF | Direxion MSCI Developed Over Emerging Markets ETF
Prospectus:
Trading Symbol	RWDE
Direxion FTSE Russell US Over International ETF | Direxion FTSE Russell US Over International ETF
Prospectus:
Trading Symbol	RWUI
Direxion FTSE Russell International Over US ETF | Direxion FTSE Russell International Over US ETF
Prospectus:
Trading Symbol	RWIU
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW
Direxion NASDAQ-100® Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
Prospectus:
Trading Symbol	QQQE
Direxion Zacks MLP High Income Index Shares | Direxion Zacks MLP High Income Index Shares
Prospectus:
Trading Symbol	ZMLP